Trade and other payables	12 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Schedule of trade and other payables
Note 14	Trade and other payables

	2022	2021
	A$	A$
Current liabilities
Trade payables and other payables	136,372	339,345
Accrued expenses	216.788	68,000
Employment related payables	147,609	147,712
	500,769	555,057

Trade payables are non-interest bearing and normally settled on 30-day terms. See Note 20 for financial instrument disclosures relating to trade and other payables.